Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 571		$ 628		$ 529
Charge-offs	(83)		(88)		(216)
Recoveries	8		20		2
Net (charge-offs) recoveries	(75)		(68)		(214)
Provision	1		11		332
Transferred to discontinued operations					(19)
Ending balance	497		571		628
Allowance for loans losses	394		498		503
Allowance for unfunded commitments	103		73		125
Individually evaluated for impairment, loan balance	128		140		345
Individually evaluated for impairment, allowance for loan losses	32		26		51
Collectively evaluated for impairment, loan balance	43,851		37,668		36,344
Collectively evaluated for impairment, allowance for loan losses	362		472		452
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	93		155		180
Charge-offs	(6)		(5)		(90)
Recoveries	3		15
Net (charge-offs) recoveries	(3)		10		(90)
Provision	1		(72)		66
Transferred to discontinued operations					(1)
Ending balance	91		93		155
Allowance for loans losses	33		51		94
Allowance for unfunded commitments	58		42		61
Individually evaluated for impairment, loan balance	26		32		63
Individually evaluated for impairment, allowance for loan losses	9		10		10
Collectively evaluated for impairment, loan balance	726		1,218		2,261
Collectively evaluated for impairment, allowance for loan losses	24		41		84
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	40		45		59
Charge-offs	(4)		(8)		(31)
Recoveries			1
Net (charge-offs) recoveries	(4)		(7)		(31)
Provision	(2)		2		34
Transferred to discontinued operations					(17)
Ending balance	34		40		45
Allowance for loans losses	24		28		31
Allowance for unfunded commitments	10		12		14
Individually evaluated for impairment, loan balance	38		44		58
Individually evaluated for impairment, allowance for loan losses	7		9		13
Collectively evaluated for impairment, loan balance	1,411		1,548		1,986
Collectively evaluated for impairment, allowance for loan losses	17		19		18
Financial Institutions
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11		76		57
Charge-offs	(8)		(25)		(34)
Recoveries	2		2
Net (charge-offs) recoveries	(6)		(23)		(34)
Provision	58		(42)		53
Ending balance	63		11		76
Allowance for loans losses	41		1		42
Allowance for unfunded commitments	22		10		34
Individually evaluated for impairment, loan balance	24		4		171
Individually evaluated for impairment, allowance for loan losses	7				25
Collectively evaluated for impairment, loan balance	4,582		4,626		5,338
Collectively evaluated for impairment, allowance for loan losses	34		1		17
Lease Financings
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	90		80		90
Recoveries					1
Net (charge-offs) recoveries					1
Provision	(24)		10		(11)
Ending balance	66		90		80
Allowance for loans losses	66		90		80
Collectively evaluated for impairment, loan balance	1,558		1,605		1,703
Collectively evaluated for impairment, allowance for loan losses	66		90		80
Wealth Management Loans and Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	41		58		32
Charge-offs	(1)		(4)		(1)
Recoveries					1
Net (charge-offs) recoveries	(1)		(4)
Provision	(11)		(13)		26
Ending balance	29		41		58
Allowance for loans losses	23		38		56
Allowance for unfunded commitments	6		3		2
Individually evaluated for impairment, loan balance	30		53		53
Individually evaluated for impairment, allowance for loan losses	5		5		3
Collectively evaluated for impairment, loan balance	7,312		6,453		6,109
Collectively evaluated for impairment, allowance for loan losses	18		33		53
Other Residential Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	235		164		88
Charge-offs	(56)		(46)		(60)
Recoveries	3		2
Net (charge-offs) recoveries	(53)		(44)		(60)
Provision	(26)		115		137
Transferred to discontinued operations					(1)
Ending balance	156		235		164
Allowance for loans losses	156		235		164
Collectively evaluated for impairment, loan balance	1,923		2,079		2,179
Collectively evaluated for impairment, allowance for loan losses	156		235		164
All Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1	[1],[2]			2	[3]
Provision	(1)	[2]	1	[1]	(2)	[3]
Ending balance			1	[1],[2]
Allowance for loans losses			1	[1]
Collectively evaluated for impairment, loan balance	16,341	[2]	12,105	[1]	9,010	[3]
Collectively evaluated for impairment, allowance for loan losses			1	[1]
Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	60	[4],[5]	50	[4],[6]	21	[6]
Charge-offs	(8)	[5]
Net (charge-offs) recoveries	(8)	[5]
Provision	6	[5]	10	[4]	29	[6]
Ending balance	58	[5]	60	[4],[5]	50	[4],[6]
Allowance for loans losses	51	[5]	54	[4]	36	[6]
Allowance for unfunded commitments	7	[5]	6	[4]	14	[6]
Individually evaluated for impairment, loan balance	10	[5]	7	[4]
Individually evaluated for impairment, allowance for loan losses	4	[5]	2	[4]
Collectively evaluated for impairment, loan balance	9,998	[5]	8,034	[4]	7,758	[6]
Collectively evaluated for impairment, allowance for loan losses	$ 47	[5]	$ 52	[4]	$ 36	[6]

[1]	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.
[2]	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
[3]	Includes $3,946 million of domestic overdrafts, $4,657 million of margin loans and $407 million of other loans at Dec. 31, 2009.
[4]	Includes $1,525 million of other foreign loans (primarily overdrafts) at Dec. 31, 2010.
[5]	Includes $1,891 million of other foreign loans (primarily overdrafts) at Dec. 31, 2011.
[6]	Includes $2,109 million of other foreign loans (primarily overdrafts) at Dec. 31, 2009.